CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property and equipment		$ 2,848	$ 6,717
Intangible assets		1,960	3,244
Investments and derivatives		71	99
Deferred tax assets		274	228
Other assets		157	216
Total non-current assets		5,310	10,504
Current assets
Inventories		18	111
Trade and other receivables		456	690
Investments and derivatives		120	86
Current income tax assets		72	70
Other assets		208	344
Cash and cash equivalents		3,107	2,252
Total current assets		3,981	3,553
Assets classified as held for sale		5,792	1,864
Total assets		15,083	15,921
Equity
Equity attributable to equity owners of the parent		569	586
Non-controlling interests		198	919
Total equity	[1]	767	1,505
Non-current liabilities
Debt and derivatives		5,336	9,404
Provisions		47	87
Deferred tax liabilities		36	115
Other liabilities		20	36
Total non-current liabilities		5,439	9,642
Current liabilities
Trade and other payables		1,087	2,031
Debt and derivatives		2,844	1,242
Provisions		59	109
Current income tax payables		180	228
Other liabilities		475	773
Total current liabilities		4,645	4,383
Liabilities associated with assets held for sale		4,232	391
Total equity and liabilities		$ 15,083	$ 15,921

[1]	**Refer to Note 24 for further details with respect to the restatement.